Income taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Income Tax [Line Items]
Tax Credit Carryforward, Amount	$ 17,577,000	$ 17,934,000
Operating Loss Carryforwards	$ 313,062,000	$ 301,791,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.00%	26.00%
Estimated tax liabilities	$ 0	$ 0
Canada Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	173,698,000	164,917,000
United States Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	45,289,000	44,596,000
Switzerland Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	93,205,000	91,249,000
United Kingdom Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	$ 870,000	$ 1,029,000